Business, Going Concern and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of property and equipment estimated useful lives
Depreciation/
Amortization
Asset Category	Period
Computer equipment	5 Years
Computer software	3 Years

Depreciation/
Amortization
Asset Category	Period
Computer equipment	5 Years

Schedule of computer and equipment costs
	September 30, 2019	December 31, 2018

Computer equipment	$9,964	$9,964
Computer software	588	-
Accumulated depreciation	(1,735)	(249)
Balance	$8,817	$9,715

December 31, 2018

Computer equipment	$9,964
Accumulated depreciation	(249)
Balance	$9,715

Schedule of three levels of fair value hierarchy to assets and liabilities
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
December 31, 2018:
Liabilities
Derivative Liabilities	$-	$-	$-	$-
Total	$-	$-	$-	$-

December 31, 2017:
Liabilities
Derivative Liabilities	$-	$-	$19,406	$19,406
Total	$-	$-	$19,406	$19,406